Schedule of deferred income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expense (income) [abstract]
At January 1, 2020	£ 5,823,192	£ 7,801,851
Released to the statement of profit or loss	1,978,659	(1,978,659)
At December 31, 2020	3,844,533	5,823,192
Current	1,978,660	1,978,666
Non-current	£ 1,865,873	£ 3,844,526